Corporate Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions				12 Months Ended
		Aug. 12, 2024	Dec. 15, 2022	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Income Taxes [Line Items]
Temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognized					$ 18	$ 10
Unrecognized losses					18
Deferred tax asset tax benefits relate to tax losses incurred in Canadian or foreign operations					73	2,563
Amount of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint ventures for which deferred tax liabilities have not been recognized					$ 57,000	$ 50,000
Applicable Income tax rate	[1]				27.80%	27.70%
Taxable Income	[1],[2]				$ 2,032	$ 2,221
Global minimum tax rate					15.00%
Expected increase in effective tax rate				1.00%
2024 and 2023 [member]
Disclosure Of Income Taxes [Line Items]
Unrecognized losses					$ 3
No expiration [member]
Disclosure Of Income Taxes [Line Items]
Unrecognized losses					15
2014 to 2018 taxation year [member] | Subsidiaries [member]
Disclosure Of Income Taxes [Line Items]
Subsidiary amount for tax assessment notice served					637
2011 to 2019 taxation year [member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency					1,634
2018 to 2019 taxation year [member] | Subsidiaries [member]
Disclosure Of Income Taxes [Line Items]
Subsidiary amount for tax assessment notice served					$ 3
Canadian federal tax measures [member]
Disclosure Of Income Taxes [Line Items]
Applicable Income tax rate					15.00%
Taxable Income			$ 1,000		$ 579
Top of range [member]
Disclosure Of Income Taxes [Line Items]
Capital gains inclusion rate		66.70%
Bottom of range [member]
Disclosure Of Income Taxes [Line Items]
Capital gains inclusion rate		50.00%

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4 of the consolidated financial statements.
[2]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.